SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	May 31, 2018	Aug. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 6 – SUBSEQUENT EVENTS

Subsequent to May 31, 2018, we entered into Subscription Agreements with 24 individuals, for the purchase and sale of 701,098 units of the Company’s equity securities (the “Units”) at a price of $0.75 per Unit, pursuant to a private placement offering conducted by the Company for aggregate proceeds of $525,823.50. Each Unit consists of: (i) one (1) share of common stock; and (ii) one (1) Series C Stock Purchase Warrant to purchase one (1) share of common stock at a price of $1.75 per share for a period of 5 years from the issue date.

On August 17, 2018, we entereted into a stock option agreement with a consultant for 100,000 stock options with an exercise price per share of $1.35. The expiration date is August 17, 2028. The number of Shares that will vest upon the first day following the end of such Vesting Period (a “Vesting Date”) will equal (i) the lesser of (a) the number of hours that the Company’s Chief Executive Officer certifies Participant provided the Services during such Vesting Period or (b) 30, multiplied by (ii) a number of Shares equal to 350 divided by the exercise price per Share of the option.

NOTE 8 – SUBSEQUENT EVENTS

On September 20, 2017, the board of directors (“Board”) increased the size of the Board from five to seven directors and appointed R. Martin Emanuele, Ph.D., M.B.A. and Georgia Erbez to the Board. Each of Dr. Emanuele and Ms. Erbez was granted a restricted stock award (the “RSA”) for 100,000 shares of the Company’s common stock, vesting annually over a four year period, in each case subject to such director’s continued service to the Company. The RSA is subject to the terms and conditions of the RSA agreement. We will also reimburse Dr. Emanuele and Ms. Erbez for all reasonable expenses in connection with their services to us.

Subsequent to August 31, 2017, the Company issued 25,000 shares for $10,000.